Significant Accounting Policies Foreign currency translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Foreign Currency Translation [Abstract]
Exchange (gains) and losses from transactions in a currency other than the local currency of the entity	$ (77,784)	$ 5,398	$ 22,380